Income Tax -Deferred taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax -Deferred Taxes Details 1
Deferred income tax		$ 2	$ 17
Current income tax expense		(31)	(19)
Total income tax expense		$ (29)	$ (2)